Note 6 - Derivative Financial Instruments	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

6.   DERIVATIVE FINANCIAL INSTRUMENTS

From time to time, we expect to utilize derivative financial instruments to minimize our exposure to commodity price risk that is inherent in our business. During fiscal 2025, all of the Company's hedging activities were classified as economic hedges of risk with mark-to-market ("MTM") accounting treatment. During fiscal 2024, the Company had hedging activities classified as cash flow hedges with hedge accounting treatment according to the requirements of ASC 815– Derivatives and Hedging and hedging activities classified as economic hedges of risk with MTM accounting treatment. By using derivatives, the Company is exposed to credit and market risk. The Company’s exposure to credit risk includes the counterparty’s failure to fulfill its performance obligations under the terms of the derivative contract. The Company attempts to minimize its credit risk by entering into transactions with high quality counterparties, and uses exchange-traded derivatives when available. Market risk is the risk that the value of the financial instrument might be adversely affected by a change in commodity prices. The Company manages market risk by continually monitoring exposure within its risk management strategy and portfolio. For any transactions designated as hedging instruments, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows or fair value of hedged items.

The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sale exclusion provided in ASC 815.

At March 31, 2025 and 2024, the Company did not have any hot-rolled coil futures contracts designated as hedging instruments and classified as cash flow or fair value hedges.

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2025 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$636	Current portion of derivative liability	$287

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2024 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$74	Current portion of derivative liability	$1,686

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

During fiscal 2025 and fiscal 2024, the Company also entered into hot-rolled coil futures contracts that were not designated as hedging instruments for accounting purposes. Accordingly, the change in fair value related to these instruments was immediately recognized in earnings for these periods. During fiscal 2025 and fiscal 2024, the Company did not designate any transactions as hedging instruments for accounting purposes. During fiscal 2024, the Company reclassified the loss associated with previously designated cash flow hedges into earnings during the period.

The following table summarizes the pre-tax gain (loss) recognized in other comprehensive income and the loss reclassified from accumulated other comprehensive income into earnings for derivative financial instruments designated as cash flow hedges for the fiscal year ended March 31, 2024 (in thousands):

		Location of Loss	Pre- Tax
	Pre-Tax Gain (Loss)	Reclassified from	Loss Reclassified from
	Recognized in OCI	AOCI into Net Earnings	AOCI into Net Earnings

For the fiscal year ended March 31, 2024
Hot-rolled coil steel contracts	$—	Sales	$(418)
Total	$—		$(418)

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2025 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2025
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$7,598

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2024 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2024
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$1,848

The notional amount (quantity) of our derivative instruments not designated as hedging instruments at March 31, 2025 consisted of 17,800 tons of short positions with maturity dates ranging from June 2025 to December 2025 and 5,860 tons of long positions with maturity dates ranging from April 2025 to May 2025.

The following table reflects the change in accumulated other comprehensive income (loss), net of tax, for the fiscal year ended March 31, 2024 (in thousands):

Gain (Loss) on
Derivatives
Balance at March 31, 2023	(317)
Other comprehensive loss, net of income, before reclassification	—
Total loss reclassified from AOCI (1)	317
Net current period other comprehensive income	317
Balance at March 31, 2024	$—

(1) The loss reclassified from AOCI is presented net of taxes of approximately $0.1 million which are included in the provision for income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2024.

At March 31, 2025 and 2024, cash of approximately $0.5 million and $3.0 million, respectively, was held by our clearing agent to collateralize our open derivative positions. These cash requirements are included in "Other current assets" on the Company's Consolidated Balance Sheets at March 31, 2025 and 2024.